JOINT VENTURE CORPORATION - AURORA MINERALS LTD (Tables)	12 Months Ended
Mar. 31, 2026
JOINT VENTURE CORPORATION - AURORA MINERALS LTD
Schedule of financial information of AuRORA Minerals
	March 31, 2026		March 31, 2025
Current assets		$3,863,303	N/A
Non-current assets	$	nil	N/A
Current liabilities		$142,304	N/A
Expenses		$7,526,241	N/A
Net loss		$7,526,241	N/A